Cover page Cover page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Interactive Data Current	Yes
Entity Registrant Name	ALAMOS GOLD INC
Entity Central Index Key	0001178819
Document Type	40-F
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	391,798,470
Entity Emerging Growth Company	false